STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 28, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,342,701)	3.63	5/20/2033	1,223,317		1,136,168

Long-Term Municipal Investments - 143.5%
Alabama - 5.9%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,698,064
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	1,250,000		1,088,852
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,500,000		1,320,036
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	999,795
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.75	10/1/2046	6,000,000	[b]	6,158,065
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		4,970,046
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		2,778,619
				19,013,477
Arizona - 5.7%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000		1,328,078
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[c,d]	2,798,250
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[c]	1,414,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Arizona - 5.7% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,365,273
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[c]	1,606,506
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,345,000		1,373,720
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	10.25	12/1/2037	4,550,000	[c,e,f]	4,647,145
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[c]	1,019,841
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[c]	2,745,074
				18,298,671
California - 8.8%
California Community Choice Financing Authority, Revenue Bonds (Green Bond), Ser. C	5.25	10/1/2031	1,500,000	[a]	1,561,863
California Municipal Finance Authority, Revenue Bonds (Community Health System) Ser. A	4.00	2/1/2051	1,500,000		1,385,713
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2051	1,000,000		1,041,633
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,500,000		1,385,004
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	5,250,000		5,367,799
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.22	5/15/2038	6,000,000	[c,e,f]	6,008,108

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
California - 8.8% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	13.28	5/15/2036	6,260,000	[c,e,f]	6,284,018
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Franscisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	10.85	5/1/2044	5,280,000	[c,e,f]	5,422,667
				28,456,805
Colorado - 4.0%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000		1,030,190
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000		3,215,504
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,332,246
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,656,840
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	9.73	8/1/2044	3,260,000	[c,e,f]	3,535,783
				12,770,563
Connecticut - .9%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,098,887
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	530,000		518,742
University of Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,290,000		1,412,210
				3,029,839
District of Columbia - .3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000		896,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Florida - 8.4%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,600,000		1,403,660
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	2,500,000		2,145,173
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		1,970,915
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000		1,396,950
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	1,540,000		1,463,731
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	5,775,000		5,532,639
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,000,000		1,253,475
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000		838,172
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	6.88	8/15/2049	5,535,000	[c,e,f]	4,996,592
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	6.83	10/1/2049	4,065,000	[c,e,f]	3,685,925
Tender Option Bond Trust Receipts (Series 2022-XF1385), (Fort Myers FL Utility, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate (%) 4.00	7.33	10/1/2044	2,540,000	[c,e,f]	2,429,652
				27,116,884
Georgia - 6.8%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	500,000	[c]	505,192

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Georgia - 6.8% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000		2,549,527
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	1,000,000	[a]	1,040,673
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	10.74	10/1/2043	6,000,000	[c,e,f]	6,023,106
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	10.50	1/1/2056	2,720,000	[c,e,f]	2,751,667
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	8.17	7/1/2044	4,220,000	[c,e,f]	4,345,413
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,030,071
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		3,726,798
				21,972,447
Hawaii - .7%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		2,344,156
Illinois - 13.0%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,280,722
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2032	400,000		412,715
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2031	500,000		516,438
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,148,970
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,274,339
Chicago II, GO, Ser. A	5.00	1/1/2044	3,000,000		2,924,004
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,338,173

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Illinois - 13.0% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,073,147
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	1,000,000		1,022,768
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,031,229
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,054,132
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		2,921,438
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000		1,589,633
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000		3,142,456
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,424,079
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[g]	1,316,139
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000		2,110,468
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.28	10/1/2040	9,000,000	[c,e,f]	9,237,957
				41,818,807
Indiana - 2.1%
Indiana Finance Authority, Revenue Bonds (Green Bond)	7.00	3/1/2039	4,425,000	[c]	3,339,119
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000		3,578,755
				6,917,874
Iowa - 1.9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,195,000		2,146,488
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000		626,738
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,105,675

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Iowa - 1.9% (continued)
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	1,400,000		1,222,425
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	945,000		925,230
				6,026,556
Kentucky - 2.0%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		2,845,684
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000	[a]	2,561,968
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,000,000	[a]	978,983
				6,386,635
Louisiana - 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000		2,254,822
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000		1,023,811
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.51	7/1/2047	8,195,000	[c,e,f]	8,265,077
				11,543,710
Maryland - 3.0%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	1,575,000		1,581,335
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,270,465
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		858,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Maryland - 3.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.28	7/1/2042	4,000,000	[c,e,f]	4,061,828
				9,772,477
Massachusetts - 6.0%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000		1,042,539
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,171,420
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,038,620
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,250,000		1,090,802
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000		1,077,990
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	13.27	5/1/2043	7,409,991	[c,e,f]	7,431,648
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.67	6/1/2047	5,250,000	[c,e,f]	5,482,808
				19,335,827
Michigan - 4.4%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,088,817
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000		2,367,799
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000		942,562

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Michigan - 4.4% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000	1,014,617
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	5,000,000	4,984,463
Pontiac School District, GO	4.00	5/1/2045	2,700,000	2,619,532
				14,017,790
Minnesota - 1.3%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,040,268
Missouri - 2.7%
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds	5.13	6/1/2046	4,665,000	4,699,573
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	937,153
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2053	2,000,000	1,802,276
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,104,734
				8,543,736
Multi-State - .7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,370,000	[c] 2,101,481
Nevada - 2.2%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,765,325
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,344,668
				7,109,993
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,500,000	1,158,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
New Jersey - 6.8%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,100,000		1,188,256
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000		1,139,280
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000		2,364,791
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000		1,398,373
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,564,896
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	2,000,000		2,149,136
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	2,400,000		2,267,158
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,049,200
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	11.24	6/15/2040	4,250,000	[c,e,f]	4,437,162
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,500,000		1,550,536
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,670,000		1,653,337
				21,762,125
New York - 8.0%
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	500,000		456,630
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[g]	1,501,149
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[c]	3,273,363
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		842,036

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
New York - 8.0% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	1,200,000		1,230,134
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2042	1,850,000		1,878,555
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	3,000,000		2,992,690
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	1,100,000		1,149,348
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	1,000,000	[c]	868,185
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	4.00	7/15/2055	2,250,000		1,997,009
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	6.21	11/15/2047	5,400,000	[c,e,f]	5,026,807
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	3,235,000		3,454,281
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2056	1,500,000	[c]	1,108,509
				25,778,696
North Carolina - .9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,000,000		1,396,423
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,500,000		1,354,651
				2,751,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,250,000	1,094,536
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	9,450,000	8,594,206
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,321,009
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	985,820
				11,995,571
Oregon - .5%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	4.00	8/15/2039	1,000,000	978,287
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Manor Obligated Group) Ser. A	5.00	11/15/2056	1,000,000	733,279
				1,711,566
Pennsylvania - 7.3%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000	1,680,513
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000	1,016,549
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2054	1,000,000	778,554
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,176,559
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000	809,769
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	11/1/2033	2,805,000	2,899,939
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,500,000	1,370,403
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,500,000	1,576,198

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Pennsylvania - 7.3% (continued)
Tender Option Bond Trust Receipts (Series 2022-XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate (%) 4.00	6.32	12/1/2051	10,000,000	[c,e,f]	9,252,563
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	2,000,000		1,945,855
				23,506,902
Rhode Island - .2%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		540,355
South Carolina - 4.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		864,836
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000		1,725,832
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	11.24	12/1/2043	10,200,000	[c,e,f]	10,224,834
				12,815,502
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.22	7/1/2046	3,200,000	[c,e,f]	3,240,791
Tennessee - .9%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	12.95	7/1/2023	3,000,000	[c,e,f]	3,018,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Texas - 9.1%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,591,215
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	350,000	[h]	364,907
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	2,000,000		1,790,391
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. A	5.75	8/15/2045	2,500,000		2,456,628
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,000,000		3,017,128
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,347,649
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2045	2,000,000		1,857,032
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[g]	1,781,723
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000		937,213
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,000,000		1,001,401
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group)	5.00	11/15/2051	1,500,000		1,576,310
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		918,503
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,150,000		6,049,329
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,350,000		1,233,459
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000		1,387,008
				29,309,896
U.S. Related - .7%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	73,499	[g]	68,986

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
U.S. Related - .7% (continued)
Puerto Rico, GO, Ser. A	0.00	7/1/2033	284,274	[g]	161,971
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415		145,741
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557		173,917
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964		191,881
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699		191,399
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898		197,939
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	123,351		123,709
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	246,018		249,789
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	239,835		250,244
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790		251,841
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950		245,203
				2,252,620
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,565,000		1,592,369
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		1,957,707
				3,550,076
Virginia - 5.9%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.64	8/23/2027	3,900,000	[e]	4,421,758
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	16.28	7/1/2057	7,500,000	[c,e,f]	8,429,111
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[c]	953,376
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		4,336,317
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000		837,701
				18,978,263
Washington - 4.5%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,055,919
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		908,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Washington - 4.5% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	6.66	7/1/2058	10,000,000	[c,e,f]	9,524,217
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2050	1,200,000		1,078,889
Washington Housing Finance Commission, Revenue Bonds (Transforming Age Project) Ser. A	5.00	1/1/2055	1,465,000	[c]	1,081,459
				14,649,435
Wisconsin - 4.1%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2055	1,750,000		1,505,532
Public Finance Authority, Revenue Bonds (CHF - Wilmington LLC) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000		3,763,209
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000		1,033,494
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000		1,617,434
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000		1,791,520
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000		724,043
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2042	750,000	[c]	693,545
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000		1,078,622

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 143.5% (continued)
Wisconsin - 4.1% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	972,080
				13,179,479
Total Long-Term Municipal Investments (cost $487,364,097)			461,713,534
Total Investments (cost $488,706,798)			143.8%	462,849,702
Liabilities, Less Cash and Receivables			(28.5%)	(91,712,245)
Preferred Stock, at redemption value			(15.3%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	321,837,457

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities were valued at $161,271,576 or 50.11% of net assets.

d Non-income producing—security in default.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,136,168	-	1,136,168
Municipal Securities	-	461,713,534	-	461,713,534
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(95,954,991)	-	(95,954,991)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2023, accumulated net unrealized depreciation on investments was $25,857,096, consisting of $5,319,410 gross unrealized appreciation and $31,176,506 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.